General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General And Administrative Expense [Line Items]
Staff salaries	$ 6,749,088	$ 4,910,488	$ 3,508,694
Share based compensation (non-cash)	1,304,325	1,436,505	1,383,121
Office administration	2,767,523	2,078,627	764,460
Bank charges and foreign exchange	140,942	151,840	104,250
Auditors’ remuneration	513,429	481,492	491,542
Other professional fees	2,236,302	1,377,716	1,062,303
Other administration costs	365,603	311,954	864,296
General and Administrative Expense	$ 14,077,212	$ 10,748,622	$ 8,178,666